Note 6 - Trade and Other Receivables - Components of Trade and Other Receivables (Details) - CAD ($) $ in Thousands	Jun. 30, 2019	Mar. 31, 2019
Statement Line Items [Line Items]
Trade accounts receivable, net	$ 260,724	$ 365,008
Accrued gas receivables	6,331	13,637
Unbilled revenues	152,728	277,556
Other	37,179	16,414
Trade and other current receivables	$ 456,962	$ 672,615